Note 1 - Organization and Basis of Presentation: Going Concern (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Going Concern

Going Concern

The Company’s unaudited consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business.  The Company has incurred substantial losses from operations and has a working capital deficit, which history and circumstance raise substantial doubt as to the Company’s ability to continue as a going concern. For the nine months ended September 30, 2013, the Company had a net loss of $(1,476,489) and accumulated deficit of $7,742,520. The Company has raised sufficient funds through the private sale of participating units to acquire working interests in nine oil and gas wells. Three of the wells are currently producing as of September 30, 2013.  Total gross revenue generated from the Company’s oil and gas activities during the nine months ended September 30, 2013 amounted to $117,114. During the three months ended September 30, 2013, the Company sold three of its oil and gas leases to the Operator in exchange for $8,000 and the cancellation of debt due the Operator for lease operating costs totaling $25,399.  In addition, the Company on March 1, 2013 acquired Goldfield International, Inc. which had net sales for the seven months ended September 30, 2013 of $359,058 and gross profit during the seven month period of $29,951.  The net revenue generated from current operations in not sufficient to pay Company debts currently due or to fund future operations. The Company is seeking to raise additional funds; however, there is no assurance that the necessary funds will be raised or even if the funds are raised, that the funds received will be to sufficient to fund future operations until such time that the Company’s operations become profitable. Until such time as funding is obtained and/or positive results from operations materialize, doubt about the Company’s ability to continue as a going concern may remain.